Employee benefits – 401(k)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee benefits – 401(k)
Note 17. Employee benefits – 401(k)
Effective July 2, 2017, the Company’s employees are eligible to participate in the Cyxtera 401(k) Savings Plan (the “Plan”), a defined contribution benefit plan sponsored by the Management Company. Under the Plan, the Company may make a safe harbor matching contribution equal to 100% of an employee’s salary deferral that does not exceed 1% of the employee’s compensation plus 50% of the salary deferral between 1% and 6% of the employee’s compensation.
Matching contributions made to the Plan were $2.8 million and $3.0 million for the years ended December 31, 2021
,
and 2020, respectively, of which $1.2 million and $1.8 million, respectively, is included in cost of revenues, excluding depreciation and amortization, and $1.6 million and $1.2 million, respectively, is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.
Through December 31, 2020, employees of Appgate were eligible to participate in the Plan. Under the Cyxtera Management Inc. transition service agreement (“Transition Services Agreement”), costs related to the participation of Appgate employees in the Plan were charged back to Appgate through the Transition Services Agreement.